UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2719

DWS Strategic Government Securities Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Strategic Government Securities Fund

	Principal Amount ($)	Value ($)

Mortgage-Backed Securities Pass-Throughs 81.7%
Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2019	16,813	17,562
5.0%, with various maturities from 1/1/2019 until 12/1/2019	617,614	649,639
6.5%, with various maturities from 9/1/2032 until 7/1/2035	2,416,256	2,584,918
7.0%, with various maturities from 6/1/2032 until 10/1/2038	9,777,422	10,651,866
8.0%, with various maturities from 2/1/2017 until 7/1/2030	17,265	18,787
8.5%, with various maturities from 12/1/2016 until 7/1/2030	7,458	8,225
10.25%, 3/1/2016	55	56
Federal National Mortgage Association:
5.0%, with various maturities from 12/1/2016 until 5/1/2021	5,987,056	6,309,046
5.5%, 5/1/2025	1,821,752	1,897,895
6.0%, 8/1/2035	1,431,188	1,494,193
6.5%, with various maturities from 7/1/2035 until 1/1/2038	9,763,029	10,456,744
7.0%, 10/1/2037	2,261,530	2,468,336

8.0%, with various maturities from 9/1/2011 until 12/1/2024	149,493	164,573
8.5%, with various maturities from 7/1/2030 until 9/1/2030	12,573	14,046
9.0%, with various maturities from 12/1/2016 until 4/1/2030	30,825	34,446
Government National Mortgage Association:
2.898% *, 4/20/2059	20,510,839	21,145,393
4.5%, 11/1/2038 (a)	75,000,000	75,539,063
5.0%, with various maturities from 2/15/2033 until 6/20/2039 (a) (b)	254,181,421	262,452,048
5.5%, with various maturities from 12/15/2028 until 6/15/2039 (a) (b)	451,539,982	472,674,068
6.0%, with various maturities from 11/15/2023 until 2/20/2039 (a) (b)	491,454,347	520,207,167
6.5%, with various maturities from 6/15/2023 until 2/15/2039	131,695,849	141,133,374
7.0%, with various maturities from 9/15/2009 until 12/20/2038 (b)	68,119,465	73,727,053
7.5%, with various maturities from 8/15/2010 until 1/15/2037	23,924,071	26,124,917
8.0%, 9/15/2014	215	224
9.0%, with various maturities from 9/15/2017 until 7/15/2030	1,818,969	2,054,744
9.5%, with various maturities from 10/15/2009 until 5/15/2025	2,394,719	2,690,698
10.0%, with various maturities from 11/15/2009 until 8/15/2022	1,514,031	1,735,172
10.5%, with various maturities from 9/15/2015 until 12/15/2021	879,128	1,018,206
11.0%, 4/20/2019	2,651	3,093

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,586,735,865)		1,637,275,552
Collateralized Mortgage Obligations 13.9%
FannieMae Whole Loan, "1AF1", Series 2007-W1, 0.545% *, 11/25/2046	40,823,105	39,054,142
Federal Home Loan Mortgage Corp.:
"JF", Series 2704, 0.838% *, 5/15/2023	10,141,833	10,140,720
"FP", Series 2341, 1.188% *, 7/15/2031	2,204,922	2,227,702
"FO", Series 2418, 1.188% *, 2/15/2032	2,852,183	2,887,736
"GF", Series 2412, 1.238% *, 2/15/2032	2,049,215	2,072,662
"FA", Series 2419, 1.288% *, 2/15/2032	2,457,474	2,487,246
"F", Series 2439, 1.288% *, 3/15/2032	3,780,679	3,823,634
"FA", Series 2436, 1.288% *, 3/15/2032	3,402,611	3,441,270
"FD", Series 3519, 1.738% *, 2/15/2038	15,604,739	15,847,243
"BI", Series 3499, Interest Only, 4.0%, 9/15/2021	2,556,007	192,114
"57", Series 256, Interest Only, 5.0%, 3/15/2023	5,965,835	820,877
"GZ", Series 2906, 5.0%, 9/15/2034	17,597,342	17,615,443
"TZ", Series 2778, 6.0%, 2/15/2034	2,433,040	2,564,996
Federal Home Loan Mortgage Corp./Government National Mortgage Association, "SC", Series 23, Interest Only, 9.238% **, 11/25/2023	2,240,668	390,278
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	1,564	1,474
"F", Series 2004-29, 0.685% *, 5/25/2034	69,647	69,571
"OF", Series 2001-60, 1.235% *, 10/25/2031	1,297,017	1,314,704
"OF", Series 2001-70, 1.235% *, 10/25/2031	648,508	655,467
"FB", Series 2002-30, 1.285% *, 8/25/2031	3,341,226	3,386,140
"PF", Series 2001-69, 1.285% *, 12/25/2031	2,067,278	2,097,409
"FJ", Series 2002-52, 1.285% *, 9/25/2032	2,387,187	2,416,572
"FB", Series 2002-84, 1.285% *, 12/25/2032	5,007,005	5,066,067
"25", Series 351, Interest Only, 4.5%, 5/1/2019	6,068,700	803,390
"20", Series 334, Interest Only, 5.0%, 3/1/2018	5,517,641	638,060
"21", Series 334, Interest Only, 5.0%, 3/1/2018	7,296,242	842,942
''23", Series 339, Interest Only, 5.0%, 7/1/2018	5,162,291	597,381
"ZA", Series 2008-24, 5.0%, 4/25/2038	13,359,888	12,467,816
"AN", Series 2007-108, 8.837% *, 11/25/2037	16,236,623	18,156,058
Government National Mortgage Association:
"PO", Series 1999-40, Principal Only, Zero Coupon, 11/16/2029	1,464,887	1,342,804
"PO", Series 2006-60, Principal Only, Zero Coupon, 11/20/2036	319,443	306,473
"FG", Series 2002-76, 0.688% *, 10/16/2029	1,689,670	1,688,862

"FN", Series 2007-51, 0.709% *, 8/20/2037	2,400,000	2,272,410
"ZC", Series 2003-86, 4.5%, 10/20/2033	1,618,354	1,567,940
"A1", Series 2008-36, Interest Only, 5.0%, 10/16/2022	7,715,490	578,088
"KE", Series 2004-19, 5.0%, 3/16/2034	4,500,000	4,569,673
"PH", Series 2004-80, 5.0%, 7/20/2034	8,002,000	8,118,729
"LE", Series 2004-87, 5.0%, 10/20/2034	6,741,000	6,754,333
"ZB", Series 2005-15, 5.0%, 2/16/2035	11,218,892	11,403,906
"Z", Series 2005-25, 5.0%, 3/16/2035	2,482,742	2,533,961
"ZA", Series 2006-47, 5.0%, 8/16/2036	6,162,225	6,156,862
"CK", Series 2007-31, 5.0%, 5/16/2037	7,412,000	7,682,461
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	1,616,651	38,260
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	4,229,879	450,468
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	3,973,973	503,461
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	12,021,649	1,202,407
"PC", Series 2003-19, 5.5%, 3/16/2033	8,045,000	8,384,699
"TZ", Series 2003-85, 5.5%, 10/20/2033	20,564,734	21,209,535
"PI", Series 2004-28, Interest Only, 5.5%, 11/20/2033	4,109,053	345,172
"PC", Series 2007-2, 5.5%, 6/20/2035	10,000,000	10,502,962
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	5,143,871
"SF", Series 2002-63, Interest Only, 5.993% **, 9/16/2032	5,429,284	492,760
"BZ", Series 2004-46, 6.0%, 6/20/2034	2,711,189	2,867,426
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	989,911	170,393
"CT", Series 2009-42, 6.0%, 8/16/2035	11,878,930	12,577,904
"PS", Series 2008-40, Interest Only, 6.213% **, 5/16/2038	3,423,515	322,071
"SJ", Series 2004-22, Interest Only, 6.311% **, 4/20/2034	13,073,751	634,431
"IO", Series 2006-61, Interest Only, 6.5%, 11/20/2036	7,378,784	1,187,360
"DI", Series 2008-93, Interest Only, 6.5%, 9/20/2038	17,246,587	2,927,203
"SA", Series 2006-47, Interest Only, 6.513% **, 8/16/2036	1,688,630	171,297
"LS", Series 2003-74, Interest Only, 6.861% **, 12/20/2030	2,153,698	156,263
"SM", Series 2003-60, Interest Only, 7.463% **, 1/16/2033	23,153,766	2,203,296
"SA", Series 1999-30, Interest Only, 7.713% **, 4/16/2029	6,947,094	600,275

Total Collateralized Mortgage Obligations (Cost $261,893,588)		279,147,130
Government & Agency Obligations 11.9%
Other Government Related 2.4%
Citibank NA:
FDIC Guaranteed, 1.016% *, 5/7/2012 (c)	14,300,000	14,323,895
FDIC Guaranteed, 1.875%, 5/7/2012 (c)	22,000,000	21,961,522
JPMorgan Chase & Co.:
Series 3, FDIC Guaranteed, 0.854% *, 12/26/2012	5,097,000	5,149,306
FDIC Guaranteed, 0.859% *, 6/15/2012	5,853,000	5,905,624

		47,340,347
US Government Sponsored Agencies 6.9%
Federal Home Loan Bank:
1.375%, 5/16/2011 (c)	10,480,000	10,530,419
1.625%, 7/27/2011 (b)	10,500,000	10,580,619
1.75%, 8/22/2012	16,400,000	16,299,222
1.875%, 6/20/2012	11,975,000	11,978,928
7.2% *, 3/18/2024	4,710,000	4,221,338
7.45% *, 10/16/2023 (d)	10,000,000	9,910,000
Federal Home Loan Mortgage Corp.:
1.75%, 6/15/2012 (c)	4,098,000	4,089,406
8.25% *, 6/17/2024	6,000,000	5,940,000
Federal National Mortgage Association:
1.288% *, 2/27/2023	18,000,000	17,820,000

1.75%, 8/10/2012	12,430,000	12,394,823
1.875%, 4/20/2012	12,570,000	12,638,494
5.0%, 5/20/2024	22,000,000	21,297,408

		137,700,657
US Treasury Obligations 2.6%
US Treasury Bills:
0.15% ***, 9/17/2009 (e)	18,069,000	18,065,386
0.16% ***, 8/27/2009 (e)	448,000	447,961
US Treasury Notes, 4.875%, 4/30/2011 (b)	32,000,000	34,142,496

		52,655,843

Total Government & Agency Obligations (Cost $239,343,712)		237,696,847
	Shares	Value ($)

Securities Lending Collateral 14.1%
Daily Assets Fund Institutional, 0.39% (f) (g) (Cost $282,053,914)	282,053,914	282,053,914
Cash Equivalents 4.7%
Cash Management QP Trust, 0.27% (g) (Cost $94,217,309)	94,217,309	94,217,309
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,464,244,388) †	126.3	2,530,390,752
Other Assets and Liabilities, Net	(26.3)	(526,165,323)

Net Assets	100.0	2,004,225,429

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2009.

**	These securities are shown at their current rate as of July 31, 2009.
***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $2,464,615,545. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $65,775,207. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $69,142,684 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,367,477.

(a)	When-issued or delayed delivery securities included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $278,615,949 which is 13.9% of net assets.
(c)	At July 31, 2009 this security has been pledged, in whole or in part, as collateral for open swaps contracts.
(d)	At July 31, 2009 this security has been pledged, in whole or in part, as collateral for open written options.
(e)	At July 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	9/15/2009	399	34,395,787	34,459,291	63,504
10 Year Canadian Government Bond	9/21/2009	31	3,503,727	3,466,187	(37,540)
10 Year US Treasury Note	9/21/2009	1,698	197,726,458	199,143,563	1,417,105
Federal Republic of Germany Euro-Bund	9/8/2009	94	16,279,669	16,350,692	71,023
Federal Republic of Germany Euro-Schatz	9/8/2009	1,179	180,985,524	181,755,085	769,561
Total net unrealized appreciation					2,283,653

At July 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Japanese Government Bond	9/10/2009	101	145,215,415	147,425,310	(2,209,895)
2 Year US Treasury Note	9/30/2009	632	136,371,857	136,877,376	(505,519)
United Kingdom Long Gilt Bond	9/28/2009	191	37,413,175	37,463,555	(50,380)
Total unrealized depreciation					(2,765,794)

At July 31, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

4/20/2009 4/20/2024	11,000,000[1]		Fixed — 7.5%	Floating — LIBOR	(10,601)
5/15/2009 5/15/2024	11,000,000[1]		Fixed — 7.5%	Floating — LIBOR	(9,238)
Total unrealized depreciation on open interest rate swaps					(19,839)

At July 31, 2009, open total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)

6/1/2009 6/1/2012	89,300,000[2]	0.425%	Global Interest Rate Strategy Index	(1,358,881)	74,600	(1,433,481)
Counterparties:
1		Morgan Stanley
2		Citigroup, Inc.
At July 31, 2009, open written option contracts were as follows:
Written Options		Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Value ($)*

Call Options
30-Year GNSF		4.5	25,000,000	9/14/2009	100.1	273,438
30-Year GNSF		5.0	25,000,000	9/14/2009	101.8	273,438
30-Year GNSF		5.5	25,000,000	9/14/2009	103.3	187,500
30-Year GNSF		6.0	25,000,000	9/14/2009	104.2	164,062
Total Call Options (Premiums received $808,594)					898,438

Put Options
30-Year GNSF		6.0	25,000,000	8/13/2009	103.6	7,812
30-Year GNSF		5.0	25,000,000	8/13/2009	102.0	94,322
30-Year GNSF		5.5	25,000,000	8/13/2009	102.8	31,250
30-Year GNSF		5.0	25,000,000	8/13/2009	103.0	281,250
30-Year GNSF		5.0	25,000,000	8/13/2009	101.3	54,687
30-Year GNSF		5.5	25,000,000	8/13/2009	102.7	23,438
30-Year GNSF		6.0	25,000,000	8/13/2009	103.8	15,625
30-Year GNSF		5.5	25,000,000	9/14/2009	101.4	30,273
30-Year GNSF		5.0	25,000,000	9/14/2009	99.3	40,040
30-Year GNSF		4.5	25,000,000	9/14/2009	99.1	250,000
Total Put Options (Premiums received $2,055,664)					828,697

Total Written Options (Total premiums received $2,864,258)					1,727,135

*	Unrealized appreciation at July 31, 2009 was $1,137,123.
GNSF: Government National Single Family
LIBOR: Represents the London InterBank Offered Rate.
As of July 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For	Settlement Date	Unrealized Appreciation ($)

USD	2,382,024	CAD	2,778,000	8/19/2009	192,971
USD	55,890,403	AUD	71,515,000	8/19/2009	3,663,462
USD	62,181,602	CHF	67,865,000	8/19/2009	1,427,633
USD	8,076,940	NZD	12,926,000	8/19/2009	441,809
Total unrealized appreciation				5,725,875

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

USD	35,765,273	JPY	3,367,676,000	8/19/2009	(140,748)
EUR	31,838,000	USD	44,213,049	8/19/2009	(1,243,159)
NOK	10,266,000	USD	1,565,464	8/19/2009	(111,933)
GBP	16,464,000	USD	26,442,666	8/19/2009	(1,070,207)
SEK	63,330,000	USD	7,949,838	8/19/2009	(820,746)
Total unrealized depreciation					(3,386,793)

Currency Abbreviations
AUD	Australian Dollar		JPY	Japanese Yen
CAD	Canadian Dollar		NOK	Norwegian Krone
CHF	Swiss Franc		NZD	New Zealand Dollar
EUR	Euro		SEK	Swedish Krona
GBP	British Pound		USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(h)
Mortgage-Backed Securities Pass-Throughs	$ —	$ 1,637,275,552	$ —	$ 1,637,275,552
Collateralized Mortgage Obligations	—	279,147,130	—	279,147,130
Government & Agency Obligations	—	199,112,162	20,071,338	219,183,500
Short-Term Investments(h)	282,053,914	112,730,656	—	394,784,570
Derivatives (i)	—	5,725,875	—	5,725,875
Total	$ 282,053,914	$ 2,233,991,375	$ 20,071,338	$ 2,536,116,627

Liabilities
Derivatives (i)	$ (482,141)	$ (4,840,113)	$(1,727,135)	$ (7,049,389)
Total	$ (482,141)	$ (4,840,113)	$(1,727,135)	$ (7,049,389)
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on futures contracts, interest rate swaps, total return swap contracts and forward currency contracts and options written, at value.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value:

	Government & Agency Obligations	Written Options	Total
Balance as of October 31, 2008	$ 10,000,000	$ (3,492,187)	$ 6,507,813
Realized gains (loss)	—	2,457,031	2,457,031
Change in unrealized appreciation (depreciation)	(578,662)	2,086,341	1,507,679
Amortization premium/discount	—	—	—
Net purchases (sales)	10,650,000	(2,778,320)	7,871,680
Net transfers in (out) of Level 3	—	—	—
Balance as of July 31, 2009	$ 20,071,338	$ (1,727,135)	$ 18,344,203
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2009	$ (578,662)	$ 1,137,123	$ 558,461

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of July 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures, options, forward foreign currency exchange contracts and swaps.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts	Swaps	Written Options
Interest Rate Contracts	$ (482,141)	$ —	$ (1,453,320)	$ 1,137,123
Foreign Exchange Contracts	$ —	$ 2,339,082	$ —	$ —

Futures. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The Fund may buy/sell interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration and to enhance potential gains. The Fund may also invest in future contracts as part of its global tactical asset allocation overlay strategy to enhance returns. As part of this strategy, the Fund may use futures contracts to take advantage of short-term and medium-term inefficiencies and relative mispricings within the global bond and currency markets. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

Swaps. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the fund’s securities, the more sensitive the Fund will be to interest rate changes. To help mitigate this interest rate risk, the Fund invests in interest rate swap contracts to reduce the duration of the investment portfolio. The Fund may enter into total return swap transactions to hedge against market and interest rate risk or to enhance returns. The maximum counterparty credit risk to the Fund is measured by the current value of the contract, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

Options. The Fund may enter into options on interest rate swaps and options on GNMA TBA’s to enhance potential gain. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. For exchange traded contracts the counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. The Fund's maximum exposure to purchased options is limited to the premium initially paid.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Government Securities Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Government Securities Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009